Sector Regulation and Electricity System Operations (Detail) $ in Millions	1 Months Ended				12 Months Ended
	Nov. 30, 2017 $ / MWh GWh TWh company item	Jul. 31, 2016 $ / MWh GWh TWh company item	Oct. 31, 2015 item	Oct. 31, 2015 GWh	Dec. 31, 2019 USD ($) kilovolts TWh item kW
Sector Regulations And Electricity System Operations [Line Items]
Percentage of renewable energy requirement					5.00%
Percentage of increase in energy requirement					0.50%
Target for renewable energy requirement					10.00%
Target for energy generated by non-conventional renewable energy					20.00%
Term of tariff setting process					4 years
Annual Value of Transmission, minimum discount rate					7.00%
Number of years of revenue from the start of operations					20 years
Period of bidding processes managed by the CNE					5 years
Pay as bid, extension period					20 years
Frequency of calculation by CNE (in years)					4 years
Percentage of aggregate profitability industry range					10.00%
Review period of services associated with the calculation of VAD					4 years
Number of cycles of tariff settings since the enactment of the General Electric Services Law in 1982 | item					8
Maximum amount of account receivable generated | $					$ 1,350
Number of energy blocks awarded | item	5	5
Energy blocks awarded unit | GWh	2,200	12.4		1.2
Number of companies | company	5	84
Weighted price of energy	32.5	47.6	3	79.3
Energy awarded unit per year | TWh					5.8
Enel Generación Chile S.A. [Member]
Sector Regulations And Electricity System Operations [Line Items]
Energy awarded unit per year | TWh	1.2	5.9
Percentage of total energy awarded	54.00%	47.60%
Bottom of Range [Member]
Sector Regulations And Electricity System Operations [Line Items]
Connected capacity for regulated customers					500
Connected capacity for unregulated customers					5,000
Connected capacity to have option to contract energy at agree prices					500
Term of agreed upon price for regulated customers					4 years
Profitability margin range					6.00%
Differential rate allowed from the rate defined by the CNE					3.00%
Top of Range [Member]
Sector Regulations And Electricity System Operations [Line Items]
Connected capacity for regulated customers					5,000
Connected capacity to have option to contract energy at agree prices					5,000
Electricity supplied to end customers, voltage | kilovolts					23
Profitability margin range					8.00%
Differential rate allowed from the rate defined by the CNE					2.00%